Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accrued Liabilities
Accrued professional fees	$ 189,957	$ 312,500	$ 666,495
Accrued sales tax	36,445	28,539	37,429
Accrued expenses from sale of manufacturing operations		0	1,360,000
Other accrued liabilities	2,867	395,368	375,870
Total Accrued Liabilities	$ 223,535	$ 736,407	$ 2,439,794